Private Placement (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 29, 2020	Mar. 31, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Sales of units (in Shares)	23,000,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Sales of units (in Shares)	610,000	610,000	610,000
Sale of price per unit	$ 10.00
Aggregate purchase price (in Dollars)	$ 6,100,000
Price per share	$ 10.00
Private warrant exercise price	$ 11.50